Note 11 - Debt (Details Textual) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	May 02, 2025	Jan. 12, 2023	Sep. 02, 2021	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 14, 2024
Proceeds from Lines of Credit					$ 0	$ 242,500	$ 5,000
Interest Rate Swap [Member]
Derivative, Notional Amount							30,000
The 2021 Swaps [Member]
Derivative, Notional Amount							60,000
Revolving Credit Facility [Member]
Proceeds from Lines of Credit				$ 240,000
Long-Term Line of Credit					197,500	287,500
Credit and Security Agreement with KeyBank [Member]
Interest Expense, Debt					$ 14,800	$ 4,100	$ 2,900
Debt, Weighted Average Interest Rate					4.42%	5.47%
Long-Term Debt, Percentage Bearing Fixed Interest, Amount					$ 60,000	$ 60,000
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate					2.59%	2.84%
Long-Term Debt, Percentage Bearing Variable Interest, Amount					$ 137,500	$ 0
Long-Term Debt, Percentage Bearing Variable Interest, Percentage Rate					3.63%
Line of Credit Facility, Percentage of Capital Stock of Foreign Subsidiaries Collateralized Security			65.00%
SOFR Additional Rate		1.00%
Credit and Security Agreement with KeyBank [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		0.50%
Credit and Security Agreement with KeyBank [Member] | Minimum [Member]
Line of Credit Facility, Commitment Fee Percentage		0.20%
Credit and Security Agreement with KeyBank [Member] | Minimum [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate		1.125%
Credit and Security Agreement with KeyBank [Member] | Minimum [Member] | SOFR with Maturity of One Month [Member]
Debt Instrument, Basis Spread on Variable Rate		0.125%
Credit and Security Agreement with KeyBank [Member] | Maximum [Member]
Line of Credit Facility, Commitment Fee Percentage		0.30%
Credit and Security Agreement with KeyBank [Member] | Maximum [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate		2.125%
Credit and Security Agreement with KeyBank [Member] | Maximum [Member] | SOFR with Maturity of One Month [Member]
Debt Instrument, Basis Spread on Variable Rate		1.125%
Credit and Security Agreement with KeyBank [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 400,000				$ 400,000			$ 325,000
Line of Credit Facility, Incremental Extension of Credit	75,000
Line of Credit Facility, Commitment Increase	25,000
Line of Credit Facility, Remaining Borrowing Capacity					$ 202,500	$ 37,500
Debt Instrument, Additional Borrowing Capacity			$ 100,000
Debt Instrument, Maximum Principal Borrowing Capacity in Foreign Currencies			$ 15,000
Wells Fargo Bank [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Commitment Amount	$ 50,000